SCHEDULE OF DEFICIT (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature Of Operations And Going Concern
Deficit	$ (30,216,117)	$ (28,507,985)	$ (27,334,019)